UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21488

Cohen & Steers Utility Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

March 31, 2006 (Unaudited)

		Number of Shares	Value

COMMON STOCK	95.8%
OIL - EXPLORATION AND PRODUCTION	1.1%
EXCO Resources(a)		132,000	$1,653,960
TRANSPORT - MARINE	1.0%
Teekay LNG Partners LP		50,600	1,581,250
UTILITIES	91.1%
ELECTRIC - DISTRIBUTION	4.3%
Energy East Corp.		84,980	2,065,014
NSTAR		110,887	3,172,477
Pepco Holdings		61,210	1,394,976
			6,632,467

		Number of Shares	Value

ELECTRIC - INTEGRATED	68.7%
Ameren Corp.		82,444	4,107,360
CINergy Corp.		57,795	2,624,471
Cleco Corp.		55,416	1,237,439
CMS Energy Corp.(a)		118,400	1,533,280
Constellation Energy Group		70,500	3,857,055
Dominion Resources		65,744	4,538,308
DPL		140,000	3,780,000
Duke Energy Corp.		300,592	8,762,257
E.ON AG (ADR)		125,674	4,599,668
Edison International		162,840	6,705,751
Entergy Corp.		91,254	6,291,051
Exelon Corp.		178,933	9,465,556
FirstEnergy Corp.		105,155	5,142,080
FPL Group		147,186	5,908,046
Northeast Utilities		115,500	2,255,715
PG&E Corp.		190,907	7,426,282
PPL Corp.		180,278	5,300,173
Progress Energy		45,000	1,979,100
Public Service Enterprise Group		73,443	4,703,290
Scottish Power PLC (ADR)		34,300	1,381,947
Southern Co.		173,324	5,679,828
TXU Corp.		117,680	5,267,357
Xcel Energy		173,103	3,141,819
			105,687,833

		Number of Shares	Value

ELECTRIC - TRANSMISSION	2.1%
ITC Holdings Corp.		121,200	$3,181,500
GAS - DISTRIBUTION	2.0%
AGL Resources		87,196	3,143,416
GAS - INTEGRATED	13.9%
DCP Midstream Partners LP		18,000	494,100
Energen Corp.		34,306	1,200,710
Enterprise GP Holdings LP		62,000	2,325,000
Equitable Resources		119,020	4,345,420
Kinder Morgan		18,000	1,655,820
Magellan Midstream Holdings LP(a)		18,000	413,820
Questar Corp.		50,539	3,540,257
Sempra Energy		93,068	4,323,939
Williams Cos. (The)		99,300	2,124,027
Williams Partners LP		29,600	968,808
			21,391,901
TOTAL UTILITIES			140,037,117
UTILITIES - FOREIGN	2.7%
ELECTRIC - INTEGRATED	2.4%
CEZ AS		44,500	1,545,556
RWE AG		11,618	1,011,173
Scottish and Southern Energy PLC		53,800	1,058,104
			3,614,833
GAS - INTEGRATED	0.3%
Duke Energy Income Fund, 144A(b)		23,000	244,210
Duke Energy Income Fund		14,000	148,649
			392,859
TOTAL UTILITIES - FOREIGN			4,007,692
TOTAL COMMON STOCK (Identified cost—$135,210,564)			147,280,019

		Number of Shares	Value

PREFERRED SECURITIES - CAPITAL TRUST	0.4%
OIL - EXPLORATION AND PRODUCTION	0.4%
Pemex Project Funding Master Trust, 7.75% (Identified cost—$609,695)		600,000	612,690
PREFERRED SECURITIES - $25 PAR VALUE	2.0%
UTILITIES	2.0%
ELECTRIC - INTEGRATED	2.0%
Aquila, 7.875%, due 3/1/32		35,500	888,210
Entergy Arkansasa, 6.45%		16,000	400,800
NVP Capital I, 8.20%, Series A (QUIPS)		15,900	398,136
NVP Capital III, 7.75%, Series B		33,600	845,040
Sierra Pacific Power Co., 7.80%, Series 1		25,000	618,750
			3,150,936
TOTAL PREFERRED SECURITIES - $25 PAR VALUE (Identified cost—$3,175,994)			3,150,936

		Principal Amount

CORPORATE BOND	0.7%
NRG Energy, 7.375%, due 2/1/16 (Identified cost—$1,000,000)		$1,000,000	$1,023,750
TOTAL INVESTMENTS (Identified cost—$139,996,253)	98.9%		152,067,395
OTHER ASSETS IN EXCESS OF LIABILITIES	1.1%		1,695,207
NET ASSETS	100.0%		$153,762,602

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
QUIPS	Quarterly Income Preferred Securities

Note: Percentages indicated are based on the net assets of the fund.

(a)          Nonincome producing security.

(b)         Resale is restricted to qualified institutional investors; aggregate holdings equal 0.2% of net assets.

Item 2. Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)           During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS UTILITY FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ Jay J. Chen
	Name: Adam M. Derechin	Name: Jay J. Chen
	Title: President and principal	Title: Treasurer and principal
	executive officer	financial officer

Date: May 26, 2006